Deferred Tax Liability (Tables)	12 Months Ended
Oct. 31, 2024
Deferred Tax Liability [Abstract]
Schedule of Deferred Tax Liability Recognized and Movements

The following is the deferred tax liability recognized and movements thereon:

Intangible assets
US$
As of May 1, 2023 and October 31, 2023	—
Acquisition of subsidiaries	5,652
As of October 31, 2024	5,652